Taxation (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Tax Contingency [Line Items]
Income tax expense	$ 2	$ 8	$ 9	$ 9		$ 11
Effective tax rate	0.10%			(39.00%)
Secretariat of the Federal Revenue Bureau of Brazil
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					$ 124
Norwegian Tax Administration
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					17
Nigerian Tax Authority
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					171
Kuwaiti Tax Authority
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					12
Mexican Tax Authority
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					$ 82